BALANCE SHEET INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, net
Accounts receivable	$ 2,144.6	$ 1,044.5
Allowance for doubtful accounts	(49.3)	(44.9)
Total	2,095.3	999.6
Inventories
Finished goods	745.5	254.2
Raw materials and parts	351.4	216.1
Inventories at FIFO cost	1,096.9	470.3
Excess of FIFO cost over LIFO cost	(27.3)	(22.7)
Total	1,069.6	447.6
Property, plant and equipment, net
Land	158.8	28.4
Buildings and improvements	483.8	279.9
Leasehold improvements	77.3	75.9
Machinery and equipment	1,206.1	699.1
Merchandising and customer equipment	1,682.7	1,419.2
Capitalized software	385.7	321.2
Construction in progress	182.7	48.9
Property, plant and equipment, gross	4,177.1	2,872.6
Accumulated depreciation	(1,881.7)	(1,724.3)
Total	2,295.4	1,148.3
Cost of intangibles:
Other intangible assets, gross	3,373.2	545.2
Total	4,275.2	282.5
Other assets
Deferred income taxes	118.0	112.0
Pension	22.3	1.5
Other	278.6	128.7
Total	418.9	242.2
Other current liabilities:
Discounts and rebates	239.9	220.7
Dividends payable	60.0	40.7
Interest payable	51.0	9.3
Taxes payable, other than income	74.1	49.2
Derivative liabilities	3.3	5.1
Restructuring	57.5	2.8
Other	262.9	113.7
Total	748.7	441.5
Other liabilities
Deferred income taxes	1,305.3	65.3
Income taxes payable - noncurrent	80.8	38.1
Other	160.7	88.8
Total	1,546.8	192.2
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	(13.5)	(3.3)
Unrecognized pension and postretirement benefit expense, net of tax	(481.3)	(387.4)
Cumulative translation, net of tax	149.9	118.8
Total	(344.9)	(271.9)
Trade names
Cost of intangible assets not subject to amortization:
Other intangible assets, gross	1,230.0
Customer relationships
Cost of intangibles:
Other intangible assets, gross	2,593.2	281.6
Accumulated amortization	(204.8)	(165.0)
Trademarks
Cost of intangibles:
Other intangible assets, gross	201.0	111.3
Accumulated amortization	(48.6)	(41.0)
Patents
Cost of intangibles:
Other intangible assets, gross	404.4	79.0
Accumulated amortization	(36.3)	(28.2)
Other technology
Cost of intangibles:
Other intangible assets, gross	174.6	73.3
Accumulated amortization	$ (38.3)	$ (28.5)